Combined and Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Share Capital CNY (¥) shares	Share Capital USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated (Deficit) CNY (¥)	Accumulated (Deficit) USD ($)	Accumulated Other Comprehensive Loss CNY (¥)	Accumulated Other Comprehensive Loss USD ($)	Total Shareholders' Equity CNY (¥)	Total Shareholders' Equity USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)
Beginning Balance at Aug. 31, 2014	¥ (18,422)		¥ 7		¥ 30,643		¥ 12,147		¥ (58,733)				¥ (15,936)		¥ (2,486)
Beginning Balance, Shares at Aug. 31, 2014 | shares			92,590,000	92,590,000
Net (loss) income for the year	(39,912)								(40,078)				(40,078)		166
Transfer to statutory reserve							11,873		(11,873)
Capital injection	19,379				11,517								11,517		7,862
Ending Balance at Aug. 31, 2015	(38,955)		¥ 7		42,160		24,020		(110,684)				(44,497)		5,542
Ending Balance, Shares at Aug. 31, 2015 | shares			92,590,000	92,590,000
Net (loss) income for the year	2,916								(36,374)				(36,374)		39,290
Transfer to statutory reserve							23,793		(23,793)
Acquisition of subsidiaries	102,530				102,530								102,530
Acquisition of subsidiaries, Shares | shares			3,844,870	3,844,870
Share-based compensation	95,070				95,070								95,070
Share-based compensation, Shares | shares			3,565,130	3,565,130
Ending Balance at Aug. 31, 2016	¥ 161,561		¥ 7		239,760		47,813		(170,851)				116,729		44,832
Ending Balance, Shares at Aug. 31, 2016 | shares	100,000,000	100,000,000	100,000,000	100,000,000
Net (loss) income for the year	¥ 191,809	$ 29,112							172,050				172,050		19,759
Transfer to statutory reserve							17,132		(17,132)
Foreign currency translation adjustment	(36,494)	(5,539)									¥ (36,494)		(36,494)
Capital injection	3,600														3,600
Acquisition of additional interest in subsidiaries of non-controlling interests (note 19)	(15,712)				49,154								49,154		(64,866)
Distribution to owners under group Reorganization (Note*)	(32,167)	(4,882)			(32,167)								(32,167)
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost	1,146,861				1,146,861								1,146,861
Issuance of ordinary shares upon initial public offering("IPO"), net of offering cost, Shares | shares			17,250,000	17,250,000
Ending Balance at Aug. 31, 2017	¥ 1,419,458	$ 215,435	¥ 7	$ 1	¥ 1,403,608	$ 213,029	¥ 64,945	$ 9,857	¥ (15,933)	$ (2,418)	¥ (36,494)	$ (5,539)	¥ 1,416,133	$ 214,930	¥ 3,325	$ 505
Ending Balance, Shares at Aug. 31, 2017 | shares	117,250,000	117,250,000	117,250,000	117,250,000